EQUITY, NET, Components of other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt instruments at fair value through other comprehensive income [Abstract]
Net unrealized (loss) gain	S/ (1,637,875)	S/ (2,411,900)	S/ 352,008
Transfer to results of net realized loss	49,754	3,848	440,416
Transfer of recovery (provision) of credit loss to profit or loss	63,203	8,121	52,263
Sub total	(1,524,918)	(2,399,931)	844,687
Non-controlling interest	(15,535)	(39,890)	13,814
Income tax	(82,459)	(52,086)	11,717
Other comprehensive income, net realized and unrealized (loss)	(1,622,912)	(2,491,907)	870,218
Cash flow hedge reserve [Abstract]
Net gain (loss) on cash flow hedges	29,109	97,251	(66,782)
Transfer of net realized (gains) losses on cash flow hedges derivatives to profit or loss	(28,048)	(56,422)	55,784
Sub total	1,061	40,829	(10,998)
Non-controlling interest	27	923	(252)
Income tax	158	16,834	(3,933)
Other comprehensive income, cash flow hedge	1,246	58,586	(15,183)
Other reserves [Abstract]
Insurances reserves	927,838	733,932	(234,107)
Non-controlling interest	10,604	8,513	(2,867)
Income tax	0	26,846	(26,846)
Other reserves	938,442	769,291	(263,820)
Foreign exchange translation [Abstract]
Exchange difference on translation of foreign currency transactions	(296,288)	160,810	258,353
Net movement in hedges of net investments in foreign businesses	39,587	(57,319)	(1,219)
Sub total	(256,701)	103,491	257,134
Non-controlling interest	(114)	358	(1,301)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(256,815)	103,849	255,833
Equity instruments at fair value through other comprehensive income [Abstract]
Net unrealized loss	(33,298)	(108,317)	(79,007)
Non-controlling interest	23	33	(165)
Income tax	(2,109)	(5,402)	(3,414)
Net loss on equity instruments designated at fair value through other comprehensive income	(35,384)	(113,686)	(82,586)
Attributable to [Abstract]
Credicorp's shareholders	(886,018)	(1,629,996)	777,709
Non-controlling interest	(4,995)	(30,063)	9,229
Total other comprehensive income	S/ (891,013)	S/ (1,660,059)	S/ 786,938